Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions)	Adjusted EBITDA ($ millions)(5)
					ESI TSR ($)(4)	Peer Group TSR ($)(4)
2022	5,062,074	1,272,669	1,265,427	506,428	160.5	134.4	188.0	526.6
2021	5,107,649	32,875,237	1,771,617	8,045,744	211.0	166.7	203.7	524.8
2020	2,868,893	3,657,089	1,343,336	1,544,062	152.3	111.2	75.7	423.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Gliklich served as PEO for each of the years presented.Average SCT totals of our non-PEO NEOs: Messrs. Dorman, Capps, D'Ambrisi and Goralski. Each of these non-PEO NEOs was a non-PEO NEO for each of the years presented.
Peer Group Issuers, Footnote [Text Block]	The Company's Peer Group for 2022 and 2021, which consists of the companies listed under "Executive Compensation Setting Process - Market Benchmarking" under EXECUTIVE COMPENSATION TABLES above, was revised in 2021 to reflect restructuring and consolidation events in our industry. For 2020, the Company's Peer Group included Albermarle Corporation, Ashland Global Holdings Inc., Axalta Coating Systems Ltd., Cabot Corporation, Celanese Corporation, Ferro Corporation, FMC Corporation, H.B. Fuller Company, W.R. Grace & Co., International Flavors & Fragrances Inc., Minerals Technologies Inc., Newmarket Corporation, RPM International Inc. and Sensient Technologies Corporation. This column reflects, for each year, what the cumulative value of $100 would be, including reinvestment of dividends, if such amount had been invested on December 31, 2019.
PEO Total Compensation Amount	$ 5,062,074	$ 5,107,649	$ 2,868,893
PEO Actually Paid Compensation Amount	$ 1,272,669	32,875,237	3,657,089
Adjustment To PEO Compensation, Footnote [Text Block]	Reflects the SCT totals with certain applicable adjustments as described in the CAP Reconciliation Table below.

Year (FY)	2020		2021		2022
($ amounts)	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
SCT Total compensation	$2,868,893	$1,343,336	$5,107,649	$1,771,617	$5,062,074	$1,265,427
Less: "Stock Awards" and "Option Awards" in the SCT	(1,011,633)	(392,885)	(2,492,919)	(523,520)	(3,500,002)	(669,469)
Plus: Fair value of LTI Awards granted during FY and outstanding and unvested at FY end(a)	1,643,909	611,326	5,741,613	1,205,751	2,737,104	523,545
Change in fair value of prior years' LTI Awards outstanding and unvested at FY end(a)	155,670	15,206	24,532,837	5,585,304	(1,980,197)	(517,635)
Change in fair value of prior years' LTI Awards that vested during FY(b)	250	24,689	(13,943)	235	(1,046,310)	(239,290)
Change in actuarial present values reported under “Change in Pension Value” in the SCT(c)	—	(57,610)	—	6,357	—	143,850
Compensation Actually Paid	$3,657,089	$1,544,062	$32,875,237	$8,045,744	$1,272,669	$506,428
(a)    Valued as of the last day of each FY. Unvested PRSUs, which vesting is subject to performance conditions, are valued based on the probable outcome of such performance conditions as of the applicable FY end; which probability differ, in certain cases, from the assumptions disclosed at the applicable grant date.
(b)    Valued as of the applicable vesting date.
	(c) Mr. D'Ambrisi and Mr. Goralski are the only pension eligible NEOs. There is no service cost or prior service cost adjustment for pension benefits as the Company's Pension Plan was frozen for additional accruals as of December 31, 2013.
Non-PEO NEO Average Total Compensation Amount	$ 1,265,427	1,771,617	1,343,336
Non-PEO NEO Average Compensation Actually Paid Amount	$ 506,428	8,045,744	1,544,062
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year (FY)	2020		2021		2022
($ amounts)	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
SCT Total compensation	$2,868,893	$1,343,336	$5,107,649	$1,771,617	$5,062,074	$1,265,427
Less: "Stock Awards" and "Option Awards" in the SCT	(1,011,633)	(392,885)	(2,492,919)	(523,520)	(3,500,002)	(669,469)
Plus: Fair value of LTI Awards granted during FY and outstanding and unvested at FY end(a)	1,643,909	611,326	5,741,613	1,205,751	2,737,104	523,545
Change in fair value of prior years' LTI Awards outstanding and unvested at FY end(a)	155,670	15,206	24,532,837	5,585,304	(1,980,197)	(517,635)
Change in fair value of prior years' LTI Awards that vested during FY(b)	250	24,689	(13,943)	235	(1,046,310)	(239,290)
Change in actuarial present values reported under “Change in Pension Value” in the SCT(c)	—	(57,610)	—	6,357	—	143,850
Compensation Actually Paid	$3,657,089	$1,544,062	$32,875,237	$8,045,744	$1,272,669	$506,428
(a)    Valued as of the last day of each FY. Unvested PRSUs, which vesting is subject to performance conditions, are valued based on the probable outcome of such performance conditions as of the applicable FY end; which probability differ, in certain cases, from the assumptions disclosed at the applicable grant date.
(b)    Valued as of the applicable vesting date.
	(c) Mr. D'Ambrisi and Mr. Goralski are the only pension eligible NEOs. There is no service cost or prior service cost adjustment for pension benefits as the Company's Pension Plan was frozen for additional accruals as of December 31, 2013.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures*

Adjusted EBITDA
Adjusted EPS
Free Cash Flow
Cash Return on Investment

* For definitions of these non-GAAP financial measures, see "APPENDIX B – NON-GAAP DEFINITIONS AND RECONCILIATIONS" in this Proxy Statement.

Total Shareholder Return Amount	$ 160.5	211.0	152,300,000
Peer Group Total Shareholder Return Amount	134.4	166.7	111,200,000
Net Income (Loss)	$ 188,000,000.0	$ 203,700,000	$ 75,700,000
Company Selected Measure Amount	526,600,000	524,800,000	423,300,000
PEO Name	Mr. Gliklich
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	For a definition and reconciliations of Adjusted EBITDA, a non-GAAP financial measure, see "APPENDIX B – NON-GAAP DEFINITIONS AND RECONCILIATIONS" in this Proxy Statement.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,500,002)	$ (2,492,919)	$ (1,011,633)
PEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,737,104	5,741,613	1,643,909
PEO [Member] | Equity Awards Outstanding in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,980,197)	24,532,837	155,670
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,046,310)	(13,943)	250
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash Return on Investment
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (669,469)	(523,520)	(392,885)
Non-PEO NEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	523,545	1,205,751	611,326
Non-PEO NEO [Member] | Equity Awards Outstanding in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(517,635)	5,585,304	15,206
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(239,290)	235	24,689
Non-PEO NEO [Member] | Equity Awards Change in Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 143,850	$ 6,357	$ (57,610)